Investment in material joint ventures - Joint venture income (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Joint venture
Revenue		$ 6,731	$ 6,660	$ 6,676
Operating profit/(loss)		409	468	205
Net finance expense		(338)	(659)	(479)
Profit/(loss) before tax		23	(240)	(274)
Income tax credit/(expense)		(10)	(44)	(18)
Profit/(loss) from continuing operations		13	(284)	(292)
Depreciation and amortization		688	652	599
Income tax		10	44	18
Exceptional items
Joint venture
Operating profit/(loss)		(58)	(53)	(311)
Net finance expense		(74)	(203)	(22)
Profit/(loss) before tax		(147)	(295)	(333)
Income tax credit/(expense)		53	(3)	49
Profit/(loss) from continuing operations		(94)	(298)	(284)
Income tax		(53)	$ 3	$ (49)
Trivium Packaging B.V.
Joint venture
Revenue	$ 351	2,656
Expenses	(408)	(2,617)
Operating profit/(loss)	(57)	39
Net finance expense	(56)	(158)
Profit/(loss) before tax	(113)	(119)
Income tax credit/(expense)	(1)	5
Profit/(loss) from continuing operations	(114)	(114)
Interest expense	25	160
Depreciation and amortization		285
Adjustment to depreciation and amortisation expense during measurement period		19
Income tax	1	(5)
Adjustment to income tax expense (benefit) during measurement period		6
Trivium Packaging B.V. | Exceptional items
Joint venture
Profit/(loss) from continuing operations	(92)	35
Interest income		$ 2
Interest expense	$ 31